Financial Instruments - Currency Risk (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) $ / €	Dec. 31, 2023 EUR (€) $ / €	Dec. 31, 2024 USD ($) $ / €	Dec. 31, 2023 USD ($) $ / €
US dollar
Sensitivity analysis
Closing exchange rate | $ / €	1.039	1.105	1.039	1.105
Currency risk | Euro
Financial instrument risk
Balance sheet exposure	€ (316,349)	€ (195,587)
Sensitivity analysis
Percentage of outstanding debt	66.00%	62.00%
Borrowings	€ 5,924,000	€ 6,032,000
Currency risk | Euro | Trade receivables
Financial instrument risk
Balance sheet exposure	2,818	2,278
Currency risk | Euro | Receivables from Group companies
Financial instrument risk
Balance sheet exposure	118,959	121,173
Currency risk | Euro | Loans to Group companies
Financial instrument risk
Balance sheet exposure	4,644,337	4,818,407
Currency risk | Euro | Cash and cash equivalents
Financial instrument risk
Balance sheet exposure	452,729	7,296
Currency risk | Euro | Trade payables.
Financial instrument risk
Balance sheet exposure	(21,791)	(38,610)
Currency risk | Euro | Payables to Group companies
Financial instrument risk
Balance sheet exposure	(74,394)	(119,801)
Currency risk | Euro | Loans from Group companies
Financial instrument risk
Balance sheet exposure	(5,428,382)	(4,650,080)
Currency risk | Euro | Bank loans
Financial instrument risk
Balance sheet exposure	€ (10,625)	(336,250)
Currency risk | US dollar
Financial instrument risk
Balance sheet exposure | $			$ 46,354	$ (13,578)
Sensitivity analysis
Rate increase (as a percent)	10.00%		10.00%
Increase in equity if exchange rate strengthened	€ 1,067,890	820,616
Increase (decrease) in profit due to foreign exchange differences if exchange rate strengthened	€ (27,000)	€ (20,638)
Rate decrease (as a percent)		10.00%		10.00%
Currency risk | US dollar | Trade receivables
Financial instrument risk
Balance sheet exposure | $			$ 72,051	$ 47,772
Currency risk | US dollar | Receivables from Group companies
Financial instrument risk
Balance sheet exposure | $			16,264	10,908
Currency risk | US dollar | Loans to Group companies
Financial instrument risk
Balance sheet exposure | $				41
Currency risk | US dollar | Cash and cash equivalents
Financial instrument risk
Balance sheet exposure | $			25,683	2,026
Currency risk | US dollar | Trade payables.
Financial instrument risk
Balance sheet exposure | $			(17,219)	(43,682)
Currency risk | US dollar | Payables to Group companies
Financial instrument risk
Balance sheet exposure | $			(44,576)	$ (30,643)
Currency risk | US dollar | Loans from Group companies
Financial instrument risk
Balance sheet exposure | $			$ (5,849)